Financial instruments and risk management - Fair Value Estimation, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	£ 48,145	£ 49,995	£ 52,934	£ 75,710
Hedging reserve
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	(56)	(84)	£ (194)	£ (327)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	(224)	(268)
Cash flow hedges | Credit risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	£ 41	£ 54
Long-term Borrowings | Net investment hedges (non-derivative related)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal amount of hedging instrument	383	363
Changes in fair value used for calculating hedge ineffectiveness	£ (20)	£ 17